UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    NatWest Asset Management Holdings Limited
Address: 16-18 Monument Street
         London
         EC3R 8AJ
         England

13F File Number:  028-04903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     D B Maycock Esq
Title:    Director of Group Compliance
Phone:    (+44) 207 726 1830
Signature, Place and Date of Signing:

    D B Maycock Esq    London, England    February 18, 2000


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 028-01255           National Westminster Bank Plc